Boston Trust Midcap Fund (Prospectus Summary) | Boston Trust Midcap Fund
Boston Trust Midcap Fund
Investment Goals
The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization ("midcap") companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Midcap Fund.
Shareholder Fees (fees paid directly your investment)
Shareholder Fees	Boston Trust Midcap Fund
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Boston Trust Midcap Fund
Management Fee		0.75%
Distribution (Rule 12b-1) Fees		none
Other Expenses	[1]	0.38%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver and/or Expense Reimbursement	[2]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2013 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). To the extent the Fund incurs these expenses, Total Annual Fund Operating Expenses After Fee Waiver may exceed the maximum amount of 1.00%. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust Midcap Fund	102	346	610	1,363

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 19.01%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stock of domestic midcap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy. For these purposes, the Adviser defines midcap companies as those with market capitalizations within the range encompassed by the Russell Midcap Index at the time of purchase. As of June 30,
2012, the market capitalization range of the Russell Midcap Index was between
$1.27 billion and $19 billion.
Principal Investment Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Investments in the Fund are not deposits of Boston Trust Investment Management,
Inc. (the "Adviser") or Boston Trust & Investment Management Company and are not
insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate -- at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risk and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.
Performance
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.
Average Total Returns (Years ended December 31)

Best quarter: Worst quarter: Q2 2009 Q4 2008 18.26% (21.85)% For the period January 1, 2012 through June 30, 2012, the aggregate (non-annualized) total return for the Fund was 7.23%.
Average Annual Total Returns (as of December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Boston Trust Midcap Fund	Before Taxes	0.71%	4.17%	Sep. 24, 2007
Boston Trust Midcap Fund After Taxes on Distributions	After Taxes on Distributions	0.14%	3.86%	Sep. 24, 2007
Boston Trust Midcap Fund After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	1.22%	3.54%	Sep. 24, 2007
Boston Trust Midcap Fund Russell Midcap® Index	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	(0.24%)	Sep. 24, 2007

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").